Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table provides details of the reinsurance recoverables balance as of December 31:

	2016	2015
Ceded future policyholder benefits and expenses	$2,150,020	$1,826,798
Ceded unearned premium	27,647	24,587
Ceded claims and benefits payable	1,373,742	360,176
Ceded paid losses	13,623	14,363
Total	$3,565,032	$2,225,924

Schedule of Reinsurance Recoverable Grouped by A.M. Best Rating
The following table provides the reinsurance recoverable as of December 31, 2016 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,535,290	$27,410	$1,357,202	$13,465	$2,933,367
A or A–	614,376	237	16,540	267	631,420
Not rated	354	—	—	3	357
Total	2,150,020	27,647	1,373,742	13,735	3,565,144
Less Allowance:	—	—	—	(112)	(112)
Net reinsurance recoverable	$2,150,020	$27,647	$1,373,742	$13,623	$3,565,032

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2016			2015			2014
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$213,720	$807,972	$1,021,692	$209,379	$843,065	$1,052,444	$202,992	$839,786	$1,042,778
Premiums assumed	4,585	54,263	58,848	8,365	151,709	160,074	8,400	149,549	157,949
Premiums ceded	(200,622)	(699,606)	(900,228)	(151,031)	(13,946)	(164,977)	(151,491)	(13,769)	(165,260)
Net earned premiums	$17,683	$162,629	$180,312	$66,713	$980,828	$1,047,541	$59,901	$975,566	$1,035,467
Direct policyholder benefits	$695,763	$546,886	$1,242,649	$414,480	$550,006	$964,486	$661,461	$542,796	$1,204,257
Policyholder benefits assumed	15,510	25,626	41,136	18,311	147,193	165,504	21,922	145,597	167,519
Policyholder benefits ceded	(672,214)	(458,871)	(1,131,085)	(373,603)	(6,803)	(380,406)	(616,370)	(9,305)	(625,675)
Net policyholder benefits	$39,059	$113,641	$152,700	$59,188	$690,396	$749,584	$67,013	$679,088	$746,101